FORM 13F HOLDINGS REPORT

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter ended :  March 31, 2002

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.): 		[      ]  is a restatement.
                                                		[      ]  adds
new holdings entries.



Institutional Investment Manager Filing this Report:

Name:		Arthur E. Hall
Address:	1726 Cedarwood Drive
		Minden, NV  89423

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager

Name:		Arthur E. Hall
Title:		Portfolio Manager
Phone:		775-782-5174
Signature, Place and Date of Signing:

	Arthur E. Hall		Minden, Nevada		March 31, 2002

Report Type		(Check only one.):

[ x ]		13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT

List of Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

							FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total:		45

Form 13F Information Table Value Total:		$143065

FORM 13F INFORMATION TABLE

Name of Issuer
Title
of
Class
Cusip
Value
(1,000)
Shares
Investment
Discretion
Managers Voting Authority






Sole
Shared
None
ALLIANCE SEMICON
COM
01877H100
    576
50000
DEFINED 01
X


ALLTEL
COM
020039103
  2778
50000
DEFINED 01
X


ALLTEL
COM
020039103
  2055
37000
DEFINED 01


X
AMERICAN PWR CONV
COM
029066107
    370
25000
DEFINED 01
X


AT&T WIRELESS
COM
00201A106
  2285
255307
DEFINED 01
X


AT&T WIRELESS
COM
00209A106
    448
50000
DEFINED 01


X
AT&T
COM
001957109
    703
44773
DEFINED 01


X
BIG DOG HLDINGS
COM
089128102
   1350
300000
DEFINED 01
X


BURLINGTON RES
COM
122014103
  6014
150000
DEFINED 01
X


BURLINGTON RES
COM
122014103
  2005
50000
DEFINED 01


X
CAPITAL AUTOMOTIV
COM
139733109
  7130
310000
DEFINED 01
X


CAPITAL AUTOMOTIV
COM
139733109
  1150
50000
DEFINED 01


X
CHINA YUCHAI
COM

    430
250000
DEFINED 01
X


CANNONDALE
COM
137798104
  1955
482700
DEFINED 01
X


CERTEGY
COM
156880106
  2428
61150
DEFINED 01
X


CERTEGY
COM
156880106
    993
25000
DEFINED 01


X
COMCAST
COM
200300200
  1411
44400
DEFINED 01
X


COMCAST
COM
200300200
   954
30000
DEFINED 01


X
COX COMMUNICAT
COM
224044107
11354
301650
DEFINED 01
X


COX COMMUNICAT
COM
224044107
  2782
73920
DEFINED 01


X
DREYER'S GRAND
COM
261878102
10298
250000
DEFINED 01
X


EQUIFAX
COM
294429105
  3657
122300
DEFINED 01
X


EQUIFAX
COM
294429105
  1495
50000
DEFINED 01


X
ENRON RESOURCES
COM
293562104
  1918
47300
DEFINED 01
X


FIRST CONSULTING
COM
31986R103
    748
75000
DEFINED 01
X


FIDELITY NATIONAL
COM
316326107
  2321
88000
DEFINED 01
X


FRESH DEL MONTE
COM

  6693
356000
DEFINED 01
X


FRESH DEL MONTE
COM

  1880
100000
DEFINED 01


X
GEMSTAR
COM
36866W106
    296
20000
DEFINED 01
X


GLACIER WATER
COM
376395109
  1733
144400
DEFINED 01
X


HELLENIC TELECOM
COM
423325307
  1496
200000
DEFINED 01
X


NUEVO GR. IUSACELL
COM
670512100
    235
65231
DEFINED 01
X


MERIDIAN RESOURCES
COM
58977Q109
  3308
675000
DEFINED 01
X


NOVELL
COM
670006105
    312
80200
DEFINED 01
X


NUEVO ENERGY
COM
670509108
    894
60000
DEFINED 01
X


PLAINS ALL AMER
COM
726503105
13141
522500
DEFINED 01
X


PLAINS RESOURCES
COM
726540503
23138
930000
DEFINED 01
X


PLAINS RESOURCES
COM
726540503
  1244
50000
DEFINED 01


X
SCIQUEST
COM
80908Q107
    356
200000
DEFINED 01
X


SOLUTIA
COM
834376105
  1958
225000
DEFINED 01
X


SOLUTIA
COM
834376105
   870
100000
DEFINED 01


X
SUPERVALU
COM
868536103
 11094
430000
DEFINED 01
X


SUPERVALU
COM
868536103
  2580
100000
DEFINED 01


X
TUBOS DE ACERO
COM
898592506
    909
85000
DEFINED 01
X


TV AZTECA ADR
COM
901145102
   1320
150000
DEFINED 01
X




TOTAL						143065